LEGAL PROCEEDINGS (10K)	6 Months Ended	12 Months Ended
	Jun. 30, 2015	Dec. 31, 2014
LEGAL PROCEEDINGS [Abstract]
LEGAL PROCEEDINGS
NOTE 17.	LEGAL PROCEEDINGS

On or about August 22, 2014, Inter-Mountain Capital Corp. (“Inter-Mountain”) filed a Complaint against ULURU in the U.S. Federal Court for the District of Utah, Central Division.  The Complaint relates to Inter-Mountain’s delivery of a notice of a cashless exercise with respect to its last remaining warrant to purchase Common Stock on or about May 1, 2014 purporting to exercise it with respect to the delivery of 782,284 shares of Common Stock under the non-standard cashless exercise or conversion provisions in the warrant.  The Company declined to honor the exercise on the basis that, as a result of an amendment to the warrant agreed to in December 2013, the warrant was exercisable, on a cashless basis, with respect to only 261,516 shares of Common Stock as of May 1, 2014.  Inter-Mountain alleged that the Company’s refusal to honor the exercise constituted a breach of the warrant, breach of implied covenant of good faith and fair dealing, unjust enrichment, a violation of securities laws and common law fraud and sought actual damages, consequential damages, treble damages, specific performance, attorneys’ fees and costs and other relief.  Answers and counterclaims were filed.

On April 15, 2015, the Company and Inter-Mountain entered into a Settlement Agreement (the “Settlement Agreement”) for the purpose of settling the pending litigation between the Company and Inter-Mountain.  Under the Settlement Agreement and related documents, the Company and Inter-Mountain agreed that Inter-Mountain would exercise the warrant and receive 361,516 shares of Common Stock.  The Settlement Agreement also included standard releases and anticipated the prompt filing of dismissal documents.  As part of the settlement, the Company and Inter-Mountain signed and closed under the Securities Purchase Agreement described in Note 10.

From time to time, we may be involved in litigation relating to claims arising out of our operations in the normal course of business. We are not currently a party to any legal proceedings, the adverse outcome of which, in management’s opinion, individually or in the aggregate, would have a material adverse effect on the results of our operations or financial position. There are no material proceedings to which any director, officer or any of our affiliates, any owner of record or beneficially of more than five percent of any class of our voting securities, or any associate of any such director, officer, our affiliates, or security holder, is a party adverse to us or our consolidated subsidiary or has a material interest adverse thereto.

NOTE 20.	LEGAL PROCEEDINGS

On or about August 22, 2014, Inter-Mountain filed a Complaint against ULURU in a matter now pending in the U.S. Federal Court for the District of Utah, Central Division.  The Complaint relates to Inter-Mountain’s delivery of a notice of a cashless exercise with respect to its last remaining warrant to purchase Common Stock on or about May 1, 2014 purporting to exercise it with respect to the delivery of 782,284 shares of Common Stock under the non-standard cashless exercise or conversion provisions in the warrant.  ULURU declined to honor the exercise on the basis that, as a result of an amendment to the warrant agreed to in December 2013, the warrant was exercisable, on a cashless basis, with respect to only 261,516 shares of Common Stock as of May 1, 2014.   Inter-Mountain alleges that ULURU’s refusal to honor the exercise constitutes a breach of the warrant, breach of implied covenant of good faith and fair dealing, unjust enrichment, a violation of securities laws and common law fraud and seeks actual damages, consequential damages, treble damages, specific performance, attorneys’ fees and costs and other relief.  Answers and counterclaims have been filed.  A preliminary settlement has been reached and is in the process of being documented.  All proceedings have been placed on hold pending documentation of the settlement.

On or about November 6, 2012, Discus Dental, LLC (“Discus”) and Philips Oral Healthcare Inc. (“Philips”) filed a Complaint against ULURU in the United States District Court, Central District of California (the “Action”).  Discus, a subsidiary of Philips’ parent company, was party to a license agreement under which ULURU’s predecessor granted it a defined license.  The license contractually required that Discus use commercially reasonable efforts to, market and sell Aphthasol® paste, a prescription pharmaceutical.  Prior to the filing of the Action, ULURU sent a demand letter contending that Discus did not fulfill its obligations under the license agreement, including the obligation to retain an adequate selling organization and otherwise use commercially reasonable efforts to market and sell Aphthasol® paste.  In response to ULURU’s demand letter, the Plaintiffs instituted the Action seeking a declaratory judgment that Discus did not breach the license agreement.  On November 20, 2012, the Plaintiffs filed Amended Complaint adding a claim requesting that ULURU be ordered to return certain royalty payments that Discus paid to ULURU after the expiration of the license period.  On October 7, 2014, Discus filed a Second Amended Complaint, withdrawing Philips as a plaintiff and adding claims that ULURU breached the license by allegedly making a profit from the manufacture of Aphthasol® paste.  ULURU denied liability with regard to Discus’s claims and asserted counterclaims for breach of contract against Discus, seeking compensatory damages and attorneys’ fees.  On November 18, 2014, ULURU and Discus agreed to settle, resolve, and dismiss the claims asserted in the Action, with the terms and conditions of the settlement subject to an agreement of confidentiality.  The settlement included a release by each party in favor of the other and a settlement payment in favor of ULURU.